PRINCIPAL ACCOUNTING POLICIES (Movement of accrued warranty cost) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
At beginning of year	¥ 643,307,854	¥ 575,254,503	¥ 421,830,367
Additions	278,417,311	299,331,079	257,464,846
Utilization	(102,600,327)	(114,112,651)	(11,957,359)
Reversal to selling and marketing expense	(162,447,593)	(117,165,077)	(92,083,351)
At end of year	¥ 656,677,245	¥ 643,307,854	¥ 575,254,503